Discontinued operations (Details) - Schedule of plant and equipment	12 Months Ended
Jun. 30, 2020 USD ($)
Discontinued operations (Details) - Schedule of plant and equipment [Line Items]
Book value prior to impairment	$ 82,989
Plant and Equipment [Member]
Discontinued operations (Details) - Schedule of plant and equipment [Line Items]
Original Cost	76,136
Accumulated Depreciation	(32,221)
Book value prior to impairment	43,915
Receivables [Member]
Discontinued operations (Details) - Schedule of plant and equipment [Line Items]
Book value prior to impairment	11,385
Original book value	11,635
Recoverable amount	(250)
Intangible Assets [Member]
Discontinued operations (Details) - Schedule of plant and equipment [Line Items]
Original Cost	116,731
Accumulated Depreciation	(89,042)
Book value prior to impairment	$ 27,689